Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005543
Account Value [Line Items]
Account Value	$ 11,066	$ 10,997	$ 10,953	$ 10,718	$ 10,739	$ 10,658	$ 10,501	$ 10,435	$ 10,395	$ 10,381	$ 10,370	$ 10,427	$ 10,494	$ 10,605	$ 10,633	$ 10,616	$ 10,593	$ 10,547	$ 10,521	$ 10,471	$ 10,538	$ 10,446	$ 10,452	$ 10,357	$ 10,262	$ 10,150	$ 10,158	$ 10,108	$ 10,100	$ 10,094	$ 10,187		$ 10,145	$ 10,085	$ 9,967	$ 10,141	$ 10,085	$ 10,086	$ 10,031	$ 10,013	$ 9,978	$ 10,000
C000193182
Account Value [Line Items]
Account Value	551,004	547,441	545,105	533,310	534,188	530,048	522,129	519,744	516,629	515,798	515,140	517,818	521,001	526,397	527,643	526,648	525,379	523,018	521,593	518,999	522,190	517,476	517,659	512,857	507,994	502,353	502,615	500,007	499,543	499,099	503,575	$ 500,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,590	12,588	12,434	12,041	12,228	11,996	11,721	11,728	11,600	11,504	11,524	11,670	12,223	12,592	12,613	12,521	12,304	12,348	12,199	11,955	12,175	11,772	11,816	11,498	11,123	10,851	10,869	10,805	10,682	10,729	10,816		10,686	10,421	10,162	10,721	10,533	10,395	10,184	10,031	9,949	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	591,928	591,810	584,591	566,100	574,904	564,005	551,041	551,363	545,356	540,844	541,805	548,673	574,649	591,991	592,995	588,667	578,467	580,547	573,518	562,052	572,410	553,458	555,543	540,548	522,934	510,139	510,989	508,013	502,206	504,440	508,506	500,000
Bloomberg 1-3 Year Municipal Bond Index
Account Value [Line Items]
Account Value	11,453	11,355	11,303	11,064	11,066	10,985	10,832	10,755	10,693	10,702	10,672	10,699	10,791	10,920	10,940	10,923	10,893	10,872	10,856	10,811	10,731	10,639	10,615	10,515	10,428	10,312	10,298	10,238	10,221	10,169	10,252		$ 10,208	$ 10,159	$ 10,047	$ 10,146	$ 10,110	$ 10,112	$ 10,051	$ 10,033	$ 9,990	$ 10,000
Bloomberg 1-3 Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 562,002	$ 557,207	$ 554,661	$ 542,909	$ 543,022	$ 539,032	$ 531,557	$ 527,755	$ 524,692	$ 525,162	$ 523,683	$ 525,026	$ 529,521	$ 535,837	$ 536,848	$ 536,019	$ 534,521	$ 533,483	$ 532,692	$ 530,508	$ 526,562	$ 522,039	$ 520,878	$ 515,998	$ 511,722	$ 506,025	$ 505,329	$ 502,361	$ 501,548	$ 499,002	$ 503,083	$ 500,000